Intangible Assets, Net (Details) - Schedule of intangible assets net - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Less: Accumulated amortization	$ (48,496)	$ (15,845)
Intangible assets, net	4,876,228	44,044
Credit rating system [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross	54,156	54,868
Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross	4,955	5,021
Customer relationship [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross	157,865
License [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross	1,994,834
Non-Compete Agreements [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross	2,468,427
Other intangible assets [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross	$ 244,487